Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2019	December 31, 2020

Intangible assets – gross	$15,213	$18,002
Less: accumulated amortization	(530)	(2,370)
	$14,683	$15,632

Schedule of amortization amount of intangible asset
2021	$2,456
2022	2,569
2023	2,569
2024	2,569
Thereafter	5,469
Total	$15,632